Financial Assets Held-for-Trading (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets Held-for-Trading (Details) [Line Items]
Technical reserve	$ 2,986,000	$ 699,400
Financial assets held-for-trading [Member] | Mortgage financial bonds [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial asset classified as held for trading which is presented as a reduction in debt issued	5,156	8,029
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments with repurchase agreements [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	217,614	15,243
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member] | Other instruments with repurchase agreements [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	$ 52,809	251,158
Comder Contraparte Central S.A [Member] | Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments [Member]
Financial Assets Held-for-Trading (Details) [Line Items]
Amount of other financial instruments maintained as collateral guaranteeing derivative contracts		$ 57,639